Schedule of consolidated derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	£ 6,423	£ 10,057	£ 4,204	£ 7,546	£ 10,928	£ 2,343
Trade receivables		33		95	22
Other receivables					2,625
Total financial assets		10,090		7,641	13,575
Trade payables		485		337	725
Other payables		5		26	13
Accruals		546		768	1,765
Borrowings		766		260	6,082
Total financial liabilities – amortised cost		1,802		1,391	8,585
Equity settled derivative financial liability	£ 155	£ 553		£ 1,559	£ 664